Capital and premiums (Details) - EUR (€)			12 Months Ended
	Oct. 19, 2023	Apr. 17, 2023	Dec. 31, 2023	Oct. 18, 2023	Apr. 16, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital and premiums
Share capital			€ 2,080,964.81			€ 47,660,000	€ 27,191,000
Number of outstanding shares			1,040,482,402			238,297,642
Par value per share			€ 0.002
Number of shares issued and fully paid			1,040,482,402
Capital reduction			€ 65,163,000
Share premium			13,483,000			€ (1,588,000)	27,781,000
Board of Directors
Capital and premiums
Par value per share		€ 0.01			€ 0.20
Capital reduction		€ 59,200,000
Chief Executive Officer
Capital and premiums
Par value per share	€ 0.002			€ 0.01
Capital reduction	€ 6,000,000
Ordinary shares
Capital and premiums
Share capital			€ 2,081,000			€ 47,660,000	€ 27,191,000
Number of outstanding shares			1,040,482,402			238,297,642	135,953,657
Par value per share			€ 0.002			€ 0.20	€ 0.20